Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term borrowings	$ 27,877	$ 29,893	$ 27,608
Short-term borrowings, interest rate, at year end	0.27%	0.19%	0.52%
Short-term borrowings, average for the year	$ 27,960	$ 30,252	$ 27,683
Short-term borrowings, interest rate, average for the year	0.89%	0.88%	1.29%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 647	$ 886	$ 594
Short-term borrowings, interest rate, at year end	0.23%	0.12%	0.11%
Short-term borrowings, average for the year	$ 1,169	$ 2,366	$ 1,879
Short-term borrowings, interest rate, average for the year	15.05%	7.94%	9.72%
Short-term borrowings, maximum month end balance	$ 1,868	$ 3,258	$ 3,569
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 1,092	$ 948	$ 2,057
Short-term borrowings, interest rate, at year end	0.02%	0.05%	5.34%
Short-term borrowings, average for the year	$ 973	$ 798	$ 2,403
Short-term borrowings, interest rate, average for the year	0.10%	1.07%	4.65%
Short-term borrowings, maximum month end balance	$ 1,124	$ 948	$ 3,121
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 22,022	$ 22,197	$ 19,400
Short-term borrowings, interest rate, at year end	0.21%	0.12%	0.11%
Short-term borrowings, average for the year	$ 21,892	$ 21,227	$ 17,467
Short-term borrowings, interest rate, average for the year	0.12%	0.12%	0.12%
Short-term borrowings, maximum month end balance	$ 23,101	$ 22,322	$ 19,400
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 4,116	$ 5,862	$ 5,557
Short-term borrowings, interest rate, at year end	0.69%	0.51%	0.19%
Short-term borrowings, average for the year	$ 3,926	$ 5,861	$ 5,934
Short-term borrowings, interest rate, average for the year	1.13%	0.78%	0.72%
Short-term borrowings, maximum month end balance	$ 7,656	$ 7,417	$ 6,301